Summary of Significant Accounting Policies - Schedule of Carrying Amounts of Financial Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Cash and cash equivalents	€ 11,083	€ 19,451	€ 15,126	€ 3,959
Trade receivables	1,561	3,397
Other financial assets	€ 571	794
IFRS 9 as at 01/01/2018 [Member]
Statement Line Items [Line Items]
Cash and cash equivalents		11,083
Trade receivables		1,561
Other financial assets		€ 571
Cash and Cash Equivalents [Member]
Statement Line Items [Line Items]
Measurement category	Loans and Receivables (financial assets measured at amortized cost)
Remeasurement adjustment
Trade Receivables [Member]
Statement Line Items [Line Items]
Measurement category	Loans and Receivables (financial assets measured at amortized cost)
Remeasurement adjustment
Other Financial Assets [Member]
Statement Line Items [Line Items]
Measurement category	Loans and Receivables (financial assets measured at amortized cost)
Remeasurement adjustment